Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Lease Expense	$ 4,775	$ 3,933	$ 3,131
Operating Lease Payments	$ 3,233